OTHER OPERATING INCOME (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of Other Operating Income [abstract]
Summary of Other Operating Income
The item composition as of the indicated dates is detailed below:

Items	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
Other Adjustments and Interest for Sundry Credits	16,401,093	70,790,264	112,309,103	311,642,821
Safety Deposit Boxes Rental	9,335,789	20,012,436	6,523,985	18,075,396
Other Financial Income	5,729,971	17,135,652	6,161,291	11,312,296
Other Income from Services	49,922,006	130,450,188	42,748,781	111,024,419
Unaffected Allowances	—	992,602	38,829,927	51,320,767
Other Sundry	22,451,987	76,650,433	20,172,574	66,937,765
Total	103,840,846	316,031,575	226,745,661	570,313,464